Stock-Based Compensation - Stock Options Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 145	$ 130	$ 128
Option granted (in dollars per share)	262	181	133
Options exercised (in dollars per share)	137	133	125
Options forfeited/canceled/expired (in dollars per share)	166	143	129
Outstanding, ending balance (in dollars per share)	168	$ 145	$ 130
Vested and exercisable (in dollars per share)	$ 137
Number of Shares Under Option
Outstanding, beginning balance (in shares)	10,005,396	9,856,562	6,274,525
Options granted (in shares)	1,949,882	3,156,770	4,574,756
Options exercised (in shares)	(1,698,270)	(2,384,273)	(408,045)
Options forfeited/cancelled/expired (in shares)	(598,034)	(623,663)	(584,674)
Outstanding, ending balance (in shares)	9,658,974	10,005,396	9,856,562
Vested and exercisable (in shares)	3,111,996